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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

AIM Treasurer’s Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders ¡ February 28, 2013

Investor Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier U.S. Government Money Portfolio

Premier Tax-Exempt Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
19	Financial Statements
21	Notes to Financial Statements
27	Financial Highlights
28	Fund Expenses
29	Tax Information

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/28/13
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	23 – 47 days	34 days	59 days	$62.7 million
Premier U.S. Government Money	24 – 46 days	31 days	67 days	21.7 million
Premier Tax-Exempt	22 – 32 days	26 days	26 days	10.1 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

2                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

The period covered by this report continued to be characterized by accommodative central bank monetary policy. In September 2012, the US Federal Reserve (the Fed) announced a third round of quantitative easing which included open-ended purchases of $40 billion in mortgage-backed securities per month.[1] And to replace Operation Twist, which was set to expire at the end of December 2012, the Fed announced that it would begin purchasing $45 billion in Treasuries per month.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

At the end of December 2012, the Federal Deposit Insurance Corporation’s unlimited deposit insurance facility expired, meaning that deposits would no longer be insured above $250,000.[2] Earlier concerns that investors would move their uninsured cash balances from bank accounts into short-term instruments, driving rates lower, did not materialize. While money market funds experienced some inflows when unlimited deposit insurance expired, it appeared that the uncertainty of the fiscal cliff was responsible for driving investors to seek out the safety and stability of money market funds at year end.

Overall, moderate economic growth and low inflation in 2012 created a supportive environment for fixed income credit. The Fed has indicated its intention to maintain its accommodative policies until the unemployment rate falls below 6.5% or until inflation exceeds 2%, so it may keep its target policy rate low through 2015.1

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	US Federal Reserve
2	Federal Deposit Insurance Corporation

3                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2013

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–52.92%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.83%
Atlantis One Funding Corp.(b)(c)	0.46%	03/06/13	$140,000	$139,991,056
Atlantis One Funding Corp.(b)(c)	0.17%	03/13/13	75,000	74,995,750
Atlantis One Funding Corp.(b)(c)	0.21%	03/18/13	75,000	74,992,562
				289,979,368

Asset-Backed Securities–Consumer Receivables–2.78%
Barton Capital LLC(c)	0.21%	03/26/13	50,000	49,992,708
Old Line Funding, LLC(c)	0.32%	04/15/13	60,000	59,976,000
Thunder Bay Funding, LLC(c)	0.32%	03/15/13	50,000	49,993,778
Thunder Bay Funding, LLC(c)	0.19%	04/02/13	50,000	49,991,556
				209,954,042

Asset-Backed Securities–Diversified Banks–2.44%
Collateralized Commercial Paper Co., LLC	0.28%	07/31/13	42,000	41,932,613
Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	20,000	19,967,700
Collateralized Commercial Paper Co., LLC	0.35%	08/27/13	50,000	49,912,986
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	73,000	72,780,087
				184,593,386

Asset-Backed Securities–Fully Supported–0.66%
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.30%	07/16/13	50,000	49,942,917

Asset-Backed Securities–Fully Supported Bank–12.51%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.18%	03/21/13	100,000	99,990,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.19%	03/01/13	50,000	50,000,000
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	53,000	52,989,636
Concord Minutemen Capital Co., LLC–Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	200,000	199,994,833
Gotham Funding Corp.
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	03/04/13	50,000	49,999,250
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.21%	04/24/13	100,000	99,968,500
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	40,000	39,995,178
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(b)(c)	0.20%	04/23/13	10,000	9,997,056
Manhattan Asset Funding Co. LLC
(CEP-Sumitomo Mitisui Banking Corp.)(b)(c)	0.18%	03/14/13	42,000	41,997,270
(CEP-Sumitomo Mitisui Banking Corp.)(b)(c)	0.20%	04/05/13	50,000	49,990,278
Newport Funding Corp. (CEP-Deutsche Bank)(b)(c)	0.19%	03/01/13	50,000	50,000,000
Victory Receivables Corp.
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/01/13	100,000	100,000,000
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.21%	04/26/13	25,365	25,356,714
Working Capital Management LP
(CEP-Mizuho Corporate Bank, Ltd.)(b)(c)	0.23%	03/04/13	45,000	44,999,137
(CEP-Mizuho Corporate Bank, Ltd.)(b)(c)	0.20%	03/19/13	31,260	31,256,874
				946,534,726

Asset-Backed Securities–Multi-Purpose–5.28%
Chariot Funding, LLC/Ltd.(c)	0.23%	06/07/13	50,000	49,968,694
Jupiter Securitization Co. LLC(c)	0.27%	08/27/13	35,000	34,953,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Mont Blanc Capital Corp.(b)(c)	0.24%	05/07/13	$70,000	$69,968,733
Mont Blanc Capital Corp.(b)(c)	0.24%	05/13/13	58,000	57,971,773
Mont Blanc Capital Corp.(b)(c)	0.29%	06/03/13	20,023	20,007,838
Nieuw Amsterdam Receivables Corp.(b)(c)	0.21%	04/03/13	75,000	74,985,563
Nieuw Amsterdam Receivables Corp.(b)(c)	0.25%	05/02/13	44,000	43,981,056
Regency Markets No. 1, LLC(b)(c)	0.18%	03/14/13	47,389	47,385,920
				399,222,590

Consumer Finance–0.34%
Toyota Motor Credit Corp.(b)	0.23%	07/05/13	25,400	25,379,553

Diversified Banks–14.64%
Bank of China(b)	0.21%	05/22/13	40,000	39,980,867
Bank of Nova Scotia(b)	0.24%	04/02/13	75,000	74,984,000
Barclays Collateralized Funding Note(b)(c)	0.50%	04/23/13	55,000	55,000,000
BNZ International Funding Ltd.(b)(c)	0.22%	04/16/13	44,000	43,987,631
Caisse de Depots et Consignations(b)(c)	0.17%	03/01/13	84,000	84,000,000
Caisse de Depots et Consignations(b)(c)	0.18%	03/11/13	100,000	99,995,000
ING (US) Funding LLC(b)	0.30%	05/02/13	50,000	49,974,597
ING (US) Funding LLC(b)	0.28%	05/13/13	50,000	49,971,611
National Australia Funding Delaware Inc.(b)	0.20%	04/02/13	50,000	49,991,333
National Australia Funding Delaware Inc.(b)	0.20%	04/16/13	20,000	19,995,017
Oversea-Chinese Banking Corp. Ltd.(b)	0.18%	03/11/13	40,000	39,998,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.18%	04/08/13	40,000	39,992,400
Oversea-Chinese Banking Corp. Ltd.(b)	0.19%	05/07/13	100,000	99,964,639
Rabobank USA Financial Corp.(b)	0.40%	03/18/13	88,000	87,983,378
Rabobank USA Financial Corp.(b)	0.28%	07/08/13	75,000	74,924,750
Societe Generale North America, Inc.(b)	0.29%	04/02/13	50,000	49,987,111
Standard Chartered Bank(b)(c)	0.27%	05/13/13	47,000	46,974,268
Standard Chartered Bank(b)(c)	0.27%	06/05/13	40,000	39,971,200
Standard Chartered Bank(b)(c)	0.26%	06/11/13	60,000	59,955,800
				1,107,631,602

Household Products–0.33%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	01/16/14	25,000	24,884,083

Regional Banks–6.81%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(b)	0.16%	03/05/13	100,000	99,998,222
HSBC USA Inc.(b)	0.32%	05/10/13	30,000	29,981,333
HSBC USA Inc.(b)	0.30%	07/08/13	50,000	49,946,250
Macquarie Bank Limited(b)(c)	0.23%	05/29/13	35,000	34,980,099
Nationwide Building Society(b)(c)	0.30%	06/21/13	25,000	24,976,667
Nordea North America Inc.(b)	0.20%	04/11/13	100,000	99,977,792
Nordea North America Inc.(b)	0.24%	05/23/13	100,000	99,945,819
Svenska Handelsbanken, Inc.(b)(c)	0.24%	03/01/13	75,000	75,000,000
				514,806,182

Soft Drinks–0.66%
Coca-Cola Co.(c)	0.19%	07/02/13	50,000	49,967,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–2.64%
Kreditanstalt fur Wiederaufbau(b)	0.22%	04/02/13	$75,000	$74,985,334
Kreditanstalt fur Wiederaufbau(b)	0.20%	04/08/13	100,000	99,978,889
Kreditanstalt fur Wiederaufbau(b)	0.20%	04/09/13	25,000	24,994,583
				199,958,806
Total Commercial Paper (Cost $4,002,854,797)				4,002,854,797

Certificates of Deposit–11.54%
Bank of Nova Scotia(b)(d)	0.36%	03/28/14	42,000	42,000,000
Bank of Nova Scotia(b)(d)	0.30%	08/06/13	50,000	50,000,000
Barclays Bank PLC(b)(d)	0.35%	06/17/13	100,000	100,000,000
Landesbank Hessen-Thurin(b)	0.33%	05/08/13	80,000	80,000,000
National Building Society (United Kingdom)(b)	0.28%	03/11/13	75,000	74,994,172
Nordea Bank Finland PLC(b)	0.19%	05/31/13	20,000	20,000,000
Norinchukin Bank (The)(b)	0.17%	03/06/13	60,000	60,000,000
Norinchukin Bank (The)(b)	0.20%	03/08/13	150,000	150,000,000
Rabobank Nederland(b)	0.40%	04/01/13	75,000	75,000,000
Royal Bank of Canada(b)(d)	0.36%	03/04/14	100,000	100,000,000
Svenska Handelsbanken A.B.(b)	0.22%	04/17/13	50,000	50,000,325
Toronto-Dominion Bank(b)	0.23%	08/07/13	50,000	50,000,000
Toronto-Dominion Bank(b)	0.22%	08/13/13	21,000	21,000,000
Total Certificates of Deposit (Cost $872,994,497)				872,994,497

Medium-Term Notes–5.09%
American Honda Finance Corp. Unsec. Notes(b)(c)(d)	0.33%	12/05/13	50,000	50,000,000
Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.41%	02/28/14	100,000	100,001,532
Wells Fargo Bank, N.A.,
Sr. Unsec. Notes(d)	0.34%	03/18/14	60,000	60,000,000
Unsec. Notes(d)	0.36%	03/20/14	100,000	100,000,000
Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.39%	03/07/14	75,000	75,000,000
Total Medium-Term Notes (Cost $385,001,532)				385,001,532

Variable Rate Demand Notes–3.57%(e)
Credit Enhanced–3.57%
Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG)(b)(f)	0.10%	05/15/37	23,000	22,999,999
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	10/01/33	2,600	2,600,000
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.13%	12/01/29	1,500	1,500,000
Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	03/15/23	5,315	5,315,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.13%	07/01/37	8,100	8,100,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/31	2,000	2,000,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland)(b)(f)	0.18%	09/01/14	6,600	6,600,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland)(b)(f)	0.18%	03/01/21	5,700	5,700,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP-FHLB of Chicago)	0.11%	06/01/40	4,845	4,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	01/01/16	$2,900	$2,900,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	07/01/35	17,600	17,600,000
Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/15/44	10,000	10,000,000
Series 2009 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/15/44	12,500	12,500,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	08/15/25	3,430	3,430,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC-BMO Harris N.A.)(f)	0.11%	06/01/29	5,800	5,800,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	02/01/24	3,000	3,000,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	02/01/39	2,700	2,700,000
Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC-PNC Bank, N.A.)(f)	0.14%	05/01/42	14,500	14,500,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	04/01/44	2,200	2,200,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.09%	07/01/38	8,390	8,390,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/38	11,114	11,114,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.13%	12/15/29	4,350	4,350,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/01/33	10,940	10,940,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.)(f)	0.11%	05/01/26	4,350	4,350,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(b)(f)	0.13%	07/01/38	7,300	7,300,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.13%	09/01/27	3,035	3,035,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.14%	09/01/37	7,510	7,510,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	10/01/31	5,405	5,405,000
Tarrant (County of) Texas Cultural Education Facilities Corp. (Scott & White Memorial Hospital & Scott, Sherwood, & Brindley Foundation); Series 2008-2, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	08/15/46	22,400	22,400,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/35	4,000	4,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/27	5,490	5,490,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/43	13,000	13,000,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(f)	0.12%	07/01/27	11,380	11,380,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	07/01/38	10,010	10,010,000
Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	05/01/39	3,795	3,795,000
Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	02/01/39	3,710	3,710,000
Total Variable Rate Demand Notes (Cost $270,468,999)				270,468,999
TOTAL INVESTMENTS (excluding Repurchase Agreements)–73.12% (Cost $5,531,319,825)				5,531,319,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–26.86%(g)
Bank of Montreal, Joint term agreement dated 02/04/13, aggregate maturing value $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(h)	0.15%	05/02/13	$75,027,188	$75,000,000
BNP Paribas Securities Corp., Joint term agreement dated 01/07/13, aggregate maturing value $300,066,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 2.17%-5.00%, 09/01/26-11/01/42)(h)	0.17%	04/08/13	75,016,646	75,000,000
BNP Paribas Securities Corp., Open agreement dated 11/29/12,(collateralized by Corporate obligations & other instruments valued at $52,500,000; 0.57%-7.23%, 04/14/14-02/15/43)(b)(i)	0.26%	—	—	50,000,000
BNP Paribas Securities Corp., Open agreement dated 12/20/12, (collateralized by Corporate obligations & other instruments valued at $105,000,000; 0%-9.25%, 03/15/13-01/14/38)(b)(i)	0.26%	—	—	100,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 02/28/13, maturing value of $145,501,051 (collateralized by Corporate obligations valued at $152,778,313; 0%-10.75%, 04/01/15-06/15/58)(b)	0.26%	03/01/13	145,501,051	145,500,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Asset-backed securities valued at $52,500,571; 0.54%, 09/07/41)(b)(i)	0.41%	—	—	110,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	103,976,268	103,975,748
HSBC Securities (USA) Inc., Joint agreement dated 02/28/13, aggregate maturing value $600,003,167 (collateralized by U.S. Government sponsored agency obligations valued at $612,003,894; 2.50%-6.50%, 04/01/17-03/01/43)	0.19%	03/01/13	200,001,056	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/28/13, aggregate maturing value $350,010,889 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,001; 0%-10.50%, 03/25/19-01/15/43)(h)	0.16%	03/07/13	250,007,778	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., agreement dated 01/16/13, maturing value $100,581,194 (collateralized by Mortgage-backed securities & other instruments valued at $109,558,476; 0%-18.97%, 10/13/19-08/15/56)	0.61%	04/04/13	100,581,194	100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value $122,115,764 (collateralized by Asset-backed securities & other instruments valued at $133,854,739; 0%-18.97%, 10/13/19-08/15/56)(h)	0.56%	04/29/13	122,115,764	122,000,000
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 3.50%-4.00%, 01/01/42-05/01/42)	0.18%	03/01/13	150,000,750	150,000,000
RBC Capital Markets Corp., Joint term agreement dated 01/11/13, aggregate maturing value $400,093,333 (collateralized by U.S. Government sponsored agency obligations valued at $409,105,293; 2.26%-4.50%, 06/01/36-02/01/43)(h)	0.14%	03/12/13	100,023,333	100,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value $150,006,708(collateralized by Municipal obligations & other instruments valued at $155,282,802; 0%-6.35%, 07/15/13-07/01/57)(b)(h)	0.23%	03/06/13	150,006,708	150,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)(h)	0.18%	03/01/13	100,000,500	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.25%-4.25%, 11/15/14-02/15/23)	0.17%	03/01/13	150,000,708	150,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 1.56%-6.50%, 12/01/19-03/01/43)	0.18%	03/01/13	50,000,250	50,000,000
Total Repurchase Agreements (Cost $2,031,475,748)				2,031,475,748
TOTAL INVESTMENTS(j)(k)–99.98% (Cost $7,562,795,573)				7,562,795,573
OTHER ASSETS LESS LIABILITIES–0.02%				1,388,972
NET ASSETS–100.00%				$7,564,184,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Investment Abbreviations:

CEP	— Credit Enhancement Provider
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 12.0%; United Kingdom: 11.3%; Japan: 11.0%; Canada: 7.9%; German: 6.0%; France: 5.1%; other countries less than 5% each: 15.1%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $2,760,327,465, which represented 36.49% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2013

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–61.81%
Federal Farm Credit Bank (FFCB)–11.73%
Bonds(a)	0.18%	03/08/13	$10,000	$9,999,961
Bonds(a)	0.30%	04/11/13	17,000	17,001,929
Bonds(a)	0.30%	05/03/13	15,000	15,002,622
Bonds(a)	0.19%	06/20/13	25,000	24,999,232
Bonds(a)	0.21%	08/06/13	20,000	20,000,838
Bonds(a)	0.18%	08/26/13	10,000	10,000,000
Disc. Notes(b)	0.19%	05/24/13	15,000	14,993,350
Unsec. Notes(a)	0.13%	07/24/13	20,000	20,000,000
Unsec. Notes(a)	0.15%	01/14/14	20,000	19,998,200
				151,996,132

Federal Home Loan Bank (FHLB)–31.63%
Unsec. Bonds(a)	0.14%	04/18/13	20,000	20,000,000
Unsec. Bonds(a)	0.16%	04/25/13	20,000	19,999,703
Unsec. Bonds	0.25%	07/17/13	10,000	9,999,875
Unsec. Disc. Notes(b)	0.00%	03/01/13	7,641	7,641,000
Unsec. Disc. Notes(b)	0.13%	03/01/13	15,000	15,000,000
Unsec. Disc. Notes(b)	0.15%	04/01/13	12,000	11,998,450
Unsec. Disc. Notes(b)	0.16%	04/05/13	30,000	29,996,208
Unsec. Disc. Notes(b)	0.16%	04/12/13	15,000	14,997,287
Unsec. Disc. Notes(b)	0.17%	04/19/13	15,000	14,996,529
Unsec. Disc. Notes(b)	0.16%	05/03/13	15,000	14,995,800
Unsec. Disc. Notes(b)	0.16%	05/08/13	15,000	14,995,467
Unsec. Disc. Notes(b)	0.17%	05/17/13	15,000	14,994,706
Unsec. Global Bonds(a)	0.16%	04/25/13	25,000	25,000,353
Unsec. Global Bonds(a)	0.15%	05/28/13	25,000	24,999,580
Unsec. Global Bonds(a)	0.17%	06/04/13	25,000	24,999,343
Unsec. Global Bonds	0.11%	07/17/13	15,000	14,998,735
Unsec. Global Bonds	0.11%	07/25/13	25,000	24,997,912
Unsec. Global Bonds(a)	0.14%	07/25/13	20,000	20,000,000
Unsec. Global Bonds(a)	0.19%	07/26/13	25,000	24,998,993
Unsec. Global Bonds	0.12%	08/13/13	20,000	19,996,268
Unsec. Global Bonds(a)	0.16%	02/28/14	20,000	19,997,057
Unsec. Global Bonds(a)	0.21%	04/04/14	20,000	19,996,671
				409,599,937

Federal Home Loan Mortgage Corp. (FHLMC)–2.93%
Unsec. Disc. Notes(b)	0.16%	04/24/13	15,000	14,996,400
Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.24%	10/15/45	22,949	22,949,224
				37,945,624

Federal National Mortgage Association (FNMA)–12.04%
Unsec. Disc. Notes(b)	0.15%	03/20/13	12,400	12,399,018
Unsec. Disc. Notes(b)	0.15%	04/03/13	15,000	14,997,938
Unsec. Disc. Notes(b)	0.12%	04/17/13	15,000	14,997,650
Unsec. Disc. Notes(b)	0.17%	04/24/13	15,000	14,996,288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)–(continued)
Unsec. Disc. Notes(b)	0.17%	05/08/13	$15,000	$14,995,183
Unsec. Disc. Notes(b)	0.13%	05/22/13	20,000	19,994,078
Unsec. Disc. Notes(b)	0.16%	05/22/13	15,000	14,994,533
Unsec. Disc. Notes(b)	0.14%	07/02/13	15,000	14,992,825
Unsec. Disc. Notes(b)	0.14%	07/23/13	15,000	14,991,600
Unsec. Global Notes	0.43%	03/07/14	18,500	18,534,347
				155,893,460

Overseas Private Investment Corp. (OPIC)–3.48%
Overseas Private Investment Corp.,
Gtd. VRD Bonds(c)	0.17%	12/15/19	23,000	23,000,000
Gtd. VRD Bonds(c)	0.16%	12/15/30	20,000	20,000,000
Gtd. VRD COP Bonds(c)	0.16%	03/15/19	2,083	2,083,333
				45,083,333
Total U.S. Government Sponsored Agency Securities (Cost $800,518,486)				800,518,486

U.S. Treasury Bills–1.93%
U.S. Treasury Bills(a)(b) (Cost $24,996,695)	0.00%	04/04/13	25,000	24,996,695
TOTAL INVESTMENTS (excluding Repurchase Agreements)–63.74% (Cost $825,515,181)				825,515,181

			Repurchase Amount
Repurchase Agreements–36.25%(d)
Bank of Montreal, Joint term agreement dated 02/25/13, aggregate maturing value $300,060,000 (collateralized by U.S. Treasury obligations valued at $306,000,064; 0.25%-3.13%, 02/28/14-02/15/43)(e)	0.12%	04/26/13	50,010,000	50,000,000
BMO Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value $100,000,472 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,962; 0%-0.3%, 05/16/13-03/26/15)	0.17%	03/01/13	65,000,307	65,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/28/13, aggregate maturing value $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,861; 1.00%-3.00%, 02/25/14-02/15/18)	0.17%	03/01/13	65,000,307	65,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/13 aggregate maturing value $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,217; 0%-7.10%, 03/20/13-04/01/56)	0.18%	03/01/13	65,000,325	65,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	19,410,061	19,409,964
Deutsche Bank Securities Inc., Joint term agreement dated 01/07/13, aggregate maturing value $350,141,556 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,353; 0%-6.75%, 03/08/13-06/12/37)(e)	0.16%	04/08/13	75,030,334	75,000,000
RBS Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,003,201; 0%-9.38%, 07/15/13-04/15/30)	0.17%	03/01/13	65,000,307	65,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $480,002,133 (collateralized by U.S. Treasury obligations valued at $489,600,030; 0.13%-3.88%, 04/15/15-04/15/29)	0.16%	03/01/13	65,000,289	65,000,000
Total Repurchase Agreements (Cost $469,409,964)				469,409,964
TOTAL INVESTMENTS(f)–99.99% (Cost $1,294,925,145)				1,294,925,145
OTHER ASSETS LESS LIABILITIES–0.01%				142,916
NET ASSETS–100.00%				$1,295,068,061

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Investment Abbreviations:

COP	— Certificates of Participation
Ctfs.	— Certificates
Disc.	— Discounted
Gtd.	— Federal National Mortgage Association
MFH	— Multi-Family Housing
Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2013

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.76%
Alabama–4.27%
Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch Banking & Trust Co.)(a)(b)	0.14%	07/01/15	$1,060	$1,060,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(a)(b)(c)	0.11%	04/01/28	7,000	7,000,000
				8,060,000

Colorado–8.41%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP-FHLMC)(a)(d)	0.16%	01/15/14	6,350	6,350,000
Boulder (County of); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	02/01/31	2,260	2,260,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	07/01/34	1,275	1,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB, (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	06/01/30	2,900	2,900,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	04/01/24	1,200	1,200,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	12/01/37	645	645,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(a)(b)	0.10%	12/01/24	1,235	1,235,000
				15,865,000

District of Columbia–1.44%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.)(a)(b)(d)	0.27%	01/01/29	2,707	2,707,000

Florida–4.69%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	10/01/21	1,140	1,140,000
Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	10/01/25	800	800,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC)(a)(d)(e)	0.16%	12/01/32	5,095	5,095,000
Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	11/01/15	1,800	1,800,000
				8,835,000

Georgia–7.15%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)(a)(b)(d)(e)	0.26%	01/01/29	1,700	1,700,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	08/01/21	400	400,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	01/01/20	1,600	1,600,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)(e)	0.18%	08/01/27	1,000	1,000,000
Georgia (State of);
Series 1996 B, Unlimited Tax GO Bonds	5.40%	04/01/13	1,300	1,305,784
Series 1997 C, Unlimited Tax GO Bonds	6.25%	08/01/13	500	512,649
Series 2007 B, Unlimited Tax GO Bonds	5.00%	04/01/13	600	602,443
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.26%	05/01/24	700	700,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(d)(e)	0.51%	12/01/18	600	600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)	0.36%	09/01/19	$800	$800,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	09/01/20	3,400	3,400,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	11/01/27	860	860,000
				13,480,876

Illinois–6.33%
Channahon (Village of) (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.11%	12/01/32	2,615	2,615,000
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris N.A.)(a)(b)(d)(e)	0.18%	03/01/33	2,800	2,800,000
East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.31%	06/01/27	1,000	1,000,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	450	452,239
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.20%	06/01/17	916	916,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	08/15/25	1,305	1,305,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	02/01/21	1,480	1,480,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.)(a)(b)(e)	0.22%	04/01/22	1,375	1,375,000
				11,943,239

Indiana–6.78%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.)(a)(b)(e)	0.26%	12/01/23	685	685,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	08/01/37	4,825	4,825,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris N.A.)(a)(b)(e)	0.22%	03/01/22	1,140	1,140,000
Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP-FHLB of Indianapolis)(a)(e)	0.29%	06/01/30	2,055	2,055,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris N.A.)(a)(b)(e)	0.22%	11/01/18	2,130	2,130,000
Purdue University; Series 2009 X, Student Fee RB	5.00%	07/01/13	300	304,705
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	10/01/19	1,650	1,650,000
				12,789,705

Iowa–0.42%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(e)	0.26%	06/01/28	800	800,000

Louisiana–1.06%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.)(a)(b)(e)	0.24%	12/01/27	2,000	2,000,000

Maryland–1.91%
Harford (County of); Series 2009, Ref. Unlimited Tax GO Bonds	3.00%	06/01/13	350	352,371
Maryland (State of) (State & Local Facilities Loan of 2008); First Series 2008, Unlimited Tax GO Bonds	5.00%	03/01/13	500	500,000
Maryland (State of) (State & Local Facilities Loan of 2009); First Series 2009 A, Unlimited Tax GO Bonds	2.00%	03/01/14	725	737,809
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	500	505,686
Montgomery (County of); Series 2007 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/13	1,500	1,511,935
				3,607,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–1.87%
Boston (City of); Series 2004 A, Ref. Unlimited Tax GO Bonds	5.00%	01/01/14	$1,000	$1,039,569
Massachusetts (State of) Development Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC-TD Bank, N.A.)(a)(b)(e)	0.28%	06/01/18	725	725,000
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(e)	0.31%	05/01/16	980	980,000
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB	4.00%	10/15/13	760	777,873
				3,522,442

Michigan–1.12%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	10/15/38	1,870	1,870,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC-FHLB of Indianapolis)(a)(b)(e)	0.38%	07/01/32	250	250,000
				2,120,000

Minnesota–3.25%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/15	1,800	1,800,000
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	0.10%	10/01/23	625	625,000
St. Paul (City of) Port Authority;
Series 2009-8 R, Ref. VRD District Heating RB (LOC-Deutsche Bank AG)(a)(b)(c)(e)	0.15%	12/01/28	700	700,000
Series 2009-9 BB, VRD District Cooling RB (LOC-Deutsche Bank AG)(a)(b)(c)	0.13%	03/01/29	3,000	3,000,000
				6,125,000

Missouri–3.52%
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.)(a)(b)	0.14%	07/01/24	1,310	1,310,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(a)(b)	0.17%	08/01/38	2,995	2,995,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(a)(b)	0.22%	12/01/19	2,330	2,330,000
				6,635,000

Nebraska–3.18%
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	0.13%	08/15/32	5,000	5,000,000
Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.13%	06/01/31	1,000	1,000,000
				6,000,000

Nevada–0.48%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-FHLMC)(a)(e)	0.14%	10/01/37	900	900,000

New York–0.81%
New York (City of); Series 2004 G, Unlimited Tax GO Bonds	5.00%	08/01/13	1,500	1,530,041

North Carolina–5.29%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)	0.26%	07/01/21	450	450,000
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	11/01/23	2,830	2,830,000
Forsyth (County of); Series 2010 E, Ref. Unlimited Tax GO Bonds	3.00%	07/01/13	1,000	1,009,388
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	06/01/18	1,200	1,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	10/01/17	$1,095	$1,095,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.13%	09/01/27	1,145	1,145,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.)(a)(b)(e)	0.19%	08/01/20	2,250	2,250,000
				9,979,388

North Dakota–1.41%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.)(a)(b)	0.25%	12/01/14	2,655	2,655,000

Ohio–2.58%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(a)(b)	0.12%	11/01/40	2,190	2,190,000
Central Ohio Solid Waste Authority; Series 2012, Ref. & Improvement Solid Waste Facilities Limited Tax GO Bonds	3.00%	12/01/13	485	495,153
Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC-PNC Bank, N.A.)(a)(b)	0.45%	11/15/19	135	135,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis)(a)(b)(d)(e)	0.19%	01/01/34	450	450,000
Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	0.13%	08/02/38	1,600	1,600,000
				4,870,153

Oregon–0.98%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(e)	0.15%	07/01/27	1,850	1,850,000

Pennsylvania–2.80%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC-PNC Bank, N.A.)(a)(b)	0.18%	06/01/19	300	300,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.)(a)(b)	0.12%	11/01/26	195	195,000
Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.)(a)(b)	0.13%	11/01/14	110	110,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.18%	12/01/25	500	500,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(e)	0.23%	04/01/17	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.18%	08/01/26	200	200,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.18%	12/01/26	475	475,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(e)	0.23%	12/01/26	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(e)	0.17%	12/01/29	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.18%	08/01/26	300	300,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.18%	11/01/18	600	600,000
Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC-PNC Bank, N.A.)(a)(b)	0.23%	12/01/14	700	700,000
				5,280,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–2.70%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)	0.26%	07/01/17	$1,800	$1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)	0.27%	09/01/18	3,300	3,300,000
				5,100,000

Tennessee–2.12%
Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)	0.26%	06/01/25	1,000	1,000,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	3,000	3,000,000
				4,000,000

Texas–8.83%
Houston (City of); Series 2006 G-2, GO Commercial Paper Notes	0.14%	04/12/13	3,000	3,000,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA)(a)	0.13%	02/15/28	2,900	2,900,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA)(a)(d)(e)	0.18%	09/15/36	4,675	4,675,000
Texas (State of); Series 2012, TRAN	2.50%	08/30/13	5,000	5,057,364
University of Texas System Board of Regents;
Series 2004 A, Ref. Permanent University Fund RB	5.00%	07/01/13	500	507,963
Series 2006 B, Ref. Financing Systems RB	5.00%	08/15/13	500	510,959
				16,651,286

Utah–0.52%
Salt Lake (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	06/15/13	500	507,036
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.)(a)(b)	0.21%	08/01/28	470	470,000
				977,036

Virginia–2.52%
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	10/01/30	2,800	2,800,000
Virginia (State of); Series 2009 B, Unlimited Tax GO Bonds	5.00%	06/01/13	1,930	1,953,349
				4,753,349

Washington–4.62%
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(e)	0.15%	11/01/23	700	700,000
Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(d)(e)	0.26%	07/01/21	535	535,000
Seattle (City of);
Series 2006, Ref. & Improvement Limited Tax GO Bonds	5.00%	03/01/13	550	550,000
Series 2009, Ref. & Improvement Limited Tax GO Bonds	5.00%	05/01/13	1,000	1,007,944
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.10%	11/01/25	5,000	5,000,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	11/01/32	755	755,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC-U.S. Bank, N.A.)(a)(b)(e)	0.15%	12/01/15	160	160,000
				8,707,944

West Virginia–0.11%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC-PNC Bank, N.A.)(a)(b)(d)	0.18%	07/01/14	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–6.59%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)	0.20%	09/01/19	$4,500	$4,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	06/01/37	6,600	6,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.21%	06/01/25	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	07/01/35	1,225	1,225,000
				12,425,000
TOTAL INVESTMENTS(f)(g)–97.76% (Cost $184,370,260)				184,370,260
OTHER ASSETS LESS LIABILITIES–2.24%				4,188,979
NET ASSETS–100.00%				$188,559,239

Investment Abbreviations:

CEP	— Credit Enhancement Provider
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing

PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
TRAN	— Tax and Revenue Anticipation Notes
VRD	— Variable Rate Demand
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 6.2%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $31,928,000, which represented 16.93% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Wells Fargo Bank, N.A.	22.1%
U.S. Bank, N.A.	9.8
JPMorgan Chase Bank, N.A.	9.1
Bank of America, N.A.	8.3
Federal Home Loan Mortgage Corp.	6.7
PNC Bank, N.A.	5.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value and cost	$5,531,319,825	$825,515,181	$184,370,260
Repurchase agreements, at value and cost	2,031,475,748	469,409,964	—
Total investments, at value and cost	7,562,795,573	1,294,925,145	184,370,260
Cash	371,463	24,072	3,912,040
Receivable for:
Investments sold	530,000	—	240,000
Fund shares sold	413,946	5,007	1,829
Interest	877,519	129,934	286,318
Fund expenses absorbed	—	7,261	1,691
Investment for trustee deferred compensation and retirement plans	—	3,541	—
Other assets	42	8	—
Total assets	7,564,988,543	1,295,094,968	188,812,138

Liabilities:
Payable for:
Fund shares reacquired	378,372	3,715	250,000
Dividends	423,342	19,251	2,899
Accrued fees to affiliates	2,284	—	—
Trustee deferred compensation and retirement plans	—	3,941	—
Total liabilities	803,998	26,907	252,899
Net assets applicable to shares outstanding	$7,564,184,545	$1,295,068,061	$188,559,239

Net assets consist of:
Shares of beneficial interest	$7,564,158,224	$1,294,970,727	$188,558,798
Undistributed net investment income	116,890	92,252	30,822
Undistributed net realized gain (loss)	(90,569)	5,082	(30,381)
	$7,564,184,545	$1,295,068,061	$188,559,239

Net Assets:
Investor Class	$62,766,742	$21,702,326	$10,190,333
Institutional Class	$7,501,417,803	$1,273,365,735	$178,368,906

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	62,766,557	21,701,184	10,190,333
Institutional Class	7,501,394,202	1,273,297,944	178,368,909
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$11,038,825	$1,308,005	$242,106

Expenses:
Advisory fees	9,406,655	1,952,710	267,460
Less: Fees waived	(2,633,951)	(801,320)	(77,753)
Net expenses	6,772,704	1,151,390	189,707
Net investment income	4,266,121	156,615	52,399
Net realized gain from Investment securities	33,024	4,057	—
Net increase in net assets resulting from operations	$4,299,145	$160,672	$52,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes In Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$4,266,121	$7,262,634	$156,615	$324,648	52,399	$73,871
Net realized gain (loss)	33,024	(108,579)	4,057	1,025	—	184
Net increase in net assets resulting from operations	4,299,145	7,154,055	160,672	325,673	52,399	74,055

Distributions to shareholders from net investment income:
Investor Class	(36,130)	(77,953)	(2,051)	(4,356)	(1,097)	(2,773)
Institutional Class	(4,229,991)	(7,184,681)	(154,564)	(320,292)	(20,924)	(71,098)
Total distributions from net investment income	(4,266,121)	(7,262,634)	(156,615)	(324,648)	(22,021)	(73,871)

Share transactions-net:
Investor Class	(4,141,902)	(9,684,023)	(1,031,672)	(2,862,540)	(836,271)	(493,351)
Institutional Class	(164,502,063)	2,836,138,381	(236,113,806)	186,027,711	(41,470,905)	(109,303,524)
Net increase (decrease) in net assets resulting from share transactions	(168,643,965)	2,826,454,358	(237,145,478)	183,165,171	(42,307,176)	(109,796,875)
Net increase (decrease) in net assets	(168,610,941)	2,826,345,779	(237,141,421)	183,166,196	(42,276,798)	(109,796,691)

Net assets:
Beginning of year	7,732,795,486	4,906,449,707	1,532,209,482	1,349,043,286	230,836,037	340,632,728
End of year*	$7,564,184,545	$7,732,795,486	$1,295,068,061	$1,532,209,482	188,559,239	$230,836,037
* Includes accumulated undistributed net investment income	$116,890	$116,890	$92,252	$92,252	30,822	$444

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

For the six months ended February 28, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$2,633,951
Premier U.S. Government Money Portfolio	546,776
Premier Tax-Exempt Portfolio	—

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2013 are shown below:

	Investor Class	Institutional Class
Premier Portfolio	$—	$—
Premier U.S. Government Money Portfolio	3,629	250,915
Premier Tax-Exempt Portfolio	3,893	73,860

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in these Funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

transaction is effected at the current market price. For the six months ended February 28, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$122,460,067	$126,294,368	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	60,912,057	77,480,675	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term		Long-Term
Fund	08/31/19	Not Subject to Expiration	Not Subject to Expiration	Total*
Premier Portfolio	$—	$123,593	$—	$123,593
Premier U.S. Government Money Portfolio	—	—	—	—
Premier Tax-Exempt Portfolio	27,089	3,292	—	30,381

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Porfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Investor Class	14,154,745	$14,154,745	19,197,358	$19,197,358
Institutional Class	13,152,813,000	13,152,813,000	24,103,579,400	24,103,579,400

Issued as reinvestment of dividends:
Investor Class	35,645	35,645	76,699	76,699
Institutional Class	517,969	517,969	793,030	793,030

Reacquired:
Investor Class	(18,332,292)	(18,332,292)	(28,958,080)	(28,958,080)
Institutional Class	(13,317,833,032)	(13,317,833,032)	(21,268,234,049)	(21,268,234,049)
Net increase (decrease) in share activity	(168,643,965)	$(168,643,965)	2,826,454,358	$2,826,454,358

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 64% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Investor Class	2,719,522	$2,719,522	$5,566,982	$5,566,982
Institutional Class	4,469,042,200	4,469,042,200	9,141,271,830	9,141,271,830

Issued as reinvestment of dividends:
Investor Class	2,050	2,050	4,314	4,314
Institutional Class	100,951	100,951	197,429	197,429

Reacquired:
Investor Class	(3,753,244)	(3,753,244)	$(8,433,836)	$(8,433,836)
Institutional Class	(4,705,256,957)	(4,705,256,957)	(8,955,441,548)	(8,955,441,548)
Net increase (decrease) in share activity	(237,145,478)	$(237,145,478)	183,165,171	$183,165,171

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Investor Class	828,562	$828,562	1,859,550	$1,859,550
Institutional Class	76,878,430	76,878,430	294,258,908	294,258,908

Issued as reinvestment of dividends:
Investor Class	1,085	1,085	2,773	2,773
Institutional Class	10,121	10,121	33,256	33,256

Reacquired:
Investor Class	(1,665,918)	(1,665,918)	(2,355,674)	(2,355,674)
Institutional Class	(118,359,456)	(118,359,456)	(403,595,688)	(403,595,688)
Net increase (decrease) in share activity	(42,307,176)	$(42,307,176)	(109,796,875)	$(109,796,875)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(a)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Six months ended 02/28/13	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$1.00	0.05%	$62,767	0.18	%(c)	0.25	%(c)	0.11	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.11	66,914	0.18		0.25		0.11
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.08	76,601	0.20		0.25		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.10	80,160	0.22		0.25		0.11
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.21	82,810	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	108,627	0.17		0.25		3.62
Premier U.S. Government Money Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.00	21,702	0.15	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	22,736	0.11		0.25		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	25,598	0.16		0.25		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.05	26,520	0.21		0.25		0.05
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.83	31,340	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	29,466	0.17		0.25		2.60
Premier Tax-Exempt Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	10,190	0.18	(c)	0.25	(c)	0.05	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	11,025	0.22		0.25		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.08	11,518	0.24		0.25		0.09
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.15	16,920	0.25		0.25		0.15
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.13	25,147	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	24,440	0.25		0.25		2.48

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $64,649, $22,458 and $10,804 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investor Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (02/28/13)	Expenses Paid During Period[2,4]
Premier Portfolio	$1,000.00	$1,000.50	$0.89	$1,023.90	$0.90	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,000.10	0.74	1,024.05	0.75	0.15
Premier Tax-Exempt Portfolio	1,000.00	1,000.20	1.04	1,023.75	1.05	0.21

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2012, through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. The annualized expense ratio for Premier Tax-Exempt Portfolio has been restated to reflect estimated ongoing expenses. The annualized expense ratio prior to restatement was 0.18%.
[3]	The actual expenses paid during the period prior to restatement were $0.89 for Premier Tax-Exempt Portfolio.
[4]	The hypothetical expenses paid during the period prior to restatement were $0.90 for Premier Tax-Exempt Portfolio.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its period ended February 28, 2013:

Federal and State Income Tax
Qualified Interest Income *	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the period ended February 28, 2013.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms
N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 CM-I-TST-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Institutional Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier U.S. Government Money Portfolio

Premier Tax-Exempt Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
19	Financial Statements
21	Notes to Financial Statements
27	Financial Highlights
28	Fund Expenses
29	Tax Information

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/13
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	23 - 47 days	34 days	59 days	$7.5 billion
Premier U.S. Government Money	24 - 46 days	31 days	67 days	1.2 billion
Premier Tax-Exempt	22 - 32 days	26 days	26 days	178.3 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

The period covered by this report continued to be characterized by accommodative central bank monetary policy. In September 2012, the US Federal Reserve (the Fed) announced a third round of quantitative easing which included open-ended purchases of $40 billion in mortgage-backed securities per month.[1] And to replace Operation Twist, which was set to expire at the end of December 2012, the Fed announced that it would begin purchasing $45 billion in Treasuries per month.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

      At the end of December 2012, the Federal Deposit Insurance Corporation’s unlimited deposit insurance facility expired, meaning that deposits would no longer be insured above $250,000.[2] Earlier concerns that investors would move their uninsured cash balances from bank accounts into short-term instruments, driving rates lower, did not materialize. While money market funds experienced some inflows when unlimited deposit insurance expired, it appeared that the uncertainty of the fiscal cliff was responsible for driving investors to seek out the safety and stability of money market funds at year end.

Overall, moderate economic growth and low inflation in 2012 created a supportive environment for fixed income credit. The Fed has indicated its intention to maintain its accommodative policies until the unemployment rate falls below 6.5% or until inflation exceeds 2%, so it may keep its target policy rate low through 2015.1

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	US Federal Reserve
2	Federal Deposit Insurance Corporation

3                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2013

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–52.92%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.83%
Atlantis One Funding Corp.(b)(c)	0.46%	03/06/13	$140,000	$139,991,056
Atlantis One Funding Corp.(b)(c)	0.17%	03/13/13	75,000	74,995,750
Atlantis One Funding Corp.(b)(c)	0.21%	03/18/13	75,000	74,992,562
				289,979,368

Asset-Backed Securities–Consumer Receivables–2.78%
Barton Capital LLC(c)	0.21%	03/26/13	50,000	49,992,708
Old Line Funding, LLC(c)	0.32%	04/15/13	60,000	59,976,000
Thunder Bay Funding, LLC(c)	0.32%	03/15/13	50,000	49,993,778
Thunder Bay Funding, LLC(c)	0.19%	04/02/13	50,000	49,991,556
				209,954,042

Asset-Backed Securities–Diversified Banks–2.44%
Collateralized Commercial Paper Co., LLC	0.28%	07/31/13	42,000	41,932,613
Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	20,000	19,967,700
Collateralized Commercial Paper Co., LLC	0.35%	08/27/13	50,000	49,912,986
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	73,000	72,780,087
				184,593,386

Asset-Backed Securities–Fully Supported–0.66%
Kells Funding LLC (CEP-Federal Republic of Germany)(b)(c)	0.30%	07/16/13	50,000	49,942,917

Asset-Backed Securities–Fully Supported Bank–12.51%
Alpine Securitization Corp. (CEP-Credit Suisse AG)(b)(c)	0.18%	03/21/13	100,000	99,990,000
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.19%	03/01/13	50,000	50,000,000
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC)(b)(c)	0.22%	04/02/13	53,000	52,989,636
Concord Minutemen Capital Co., LLC–Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/04/13	200,000	199,994,833
Gotham Funding Corp.
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	03/04/13	50,000	49,999,250
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.21%	04/24/13	100,000	99,968,500
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	03/15/13	40,000	39,995,178
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(b)(c)	0.20%	04/23/13	10,000	9,997,056
Manhattan Asset Funding Co. LLC
(CEP-Sumitomo Mitisui Banking Corp.)(b)(c)	0.18%	03/14/13	42,000	41,997,270
(CEP-Sumitomo Mitisui Banking Corp.)(b)(c)	0.20%	04/05/13	50,000	49,990,278
Newport Funding Corp. (CEP-Deutsche Bank)(b)(c)	0.19%	03/01/13	50,000	50,000,000
Victory Receivables Corp.
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/01/13	100,000	100,000,000
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.21%	04/26/13	25,365	25,356,714
Working Capital Management LP
(CEP-Mizuho Corporate Bank, Ltd.)(b)(c)	0.23%	03/04/13	45,000	44,999,137
(CEP-Mizuho Corporate Bank, Ltd.)(b)(c)	0.20%	03/19/13	31,260	31,256,874
				946,534,726

Asset-Backed Securities–Multi-Purpose–5.28%
Chariot Funding, LLC/Ltd.(c)	0.23%	06/07/13	50,000	49,968,694
Jupiter Securitization Co. LLC(c)	0.27%	08/27/13	35,000	34,953,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Mont Blanc Capital Corp.(b)(c)	0.24%	05/07/13	$70,000	$69,968,733
Mont Blanc Capital Corp.(b)(c)	0.24%	05/13/13	58,000	57,971,773
Mont Blanc Capital Corp.(b)(c)	0.29%	06/03/13	20,023	20,007,838
Nieuw Amsterdam Receivables Corp.(b)(c)	0.21%	04/03/13	75,000	74,985,563
Nieuw Amsterdam Receivables Corp.(b)(c)	0.25%	05/02/13	44,000	43,981,056
Regency Markets No. 1, LLC(b)(c)	0.18%	03/14/13	47,389	47,385,920
				399,222,590

Consumer Finance–0.34%
Toyota Motor Credit Corp.(b)	0.23%	07/05/13	25,400	25,379,553

Diversified Banks–14.64%
Bank of China(b)	0.21%	05/22/13	40,000	39,980,867
Bank of Nova Scotia(b)	0.24%	04/02/13	75,000	74,984,000
Barclays Collateralized Funding Note(b)(c)	0.50%	04/23/13	55,000	55,000,000
BNZ International Funding Ltd.(b)(c)	0.22%	04/16/13	44,000	43,987,631
Caisse de Depots et Consignations(b)(c)	0.17%	03/01/13	84,000	84,000,000
Caisse de Depots et Consignations(b)(c)	0.18%	03/11/13	100,000	99,995,000
ING (US) Funding LLC(b)	0.30%	05/02/13	50,000	49,974,597
ING (US) Funding LLC(b)	0.28%	05/13/13	50,000	49,971,611
National Australia Funding Delaware Inc.(b)	0.20%	04/02/13	50,000	49,991,333
National Australia Funding Delaware Inc.(b)	0.20%	04/16/13	20,000	19,995,017
Oversea-Chinese Banking Corp. Ltd.(b)	0.18%	03/11/13	40,000	39,998,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.18%	04/08/13	40,000	39,992,400
Oversea-Chinese Banking Corp. Ltd.(b)	0.19%	05/07/13	100,000	99,964,639
Rabobank USA Financial Corp.(b)	0.40%	03/18/13	88,000	87,983,378
Rabobank USA Financial Corp.(b)	0.28%	07/08/13	75,000	74,924,750
Societe Generale North America, Inc.(b)	0.29%	04/02/13	50,000	49,987,111
Standard Chartered Bank(b)(c)	0.27%	05/13/13	47,000	46,974,268
Standard Chartered Bank(b)(c)	0.27%	06/05/13	40,000	39,971,200
Standard Chartered Bank(b)(c)	0.26%	06/11/13	60,000	59,955,800
				1,107,631,602

Household Products–0.33%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.52%	01/16/14	25,000	24,884,083

Regional Banks–6.81%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(b)	0.16%	03/05/13	100,000	99,998,222
HSBC USA Inc.(b)	0.32%	05/10/13	30,000	29,981,333
HSBC USA Inc.(b)	0.30%	07/08/13	50,000	49,946,250
Macquarie Bank Limited(b)(c)	0.23%	05/29/13	35,000	34,980,099
Nationwide Building Society(b)(c)	0.30%	06/21/13	25,000	24,976,667
Nordea North America Inc.(b)	0.20%	04/11/13	100,000	99,977,792
Nordea North America Inc.(b)	0.24%	05/23/13	100,000	99,945,819
Svenska Handelsbanken, Inc.(b)(c)	0.24%	03/01/13	75,000	75,000,000
				514,806,182

Soft Drinks–0.66%
Coca-Cola Co.(c)	0.19%	07/02/13	50,000	49,967,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–2.64%
Kreditanstalt fur Wiederaufbau(b)	0.22%	04/02/13	$75,000	$74,985,334
Kreditanstalt fur Wiederaufbau(b)	0.20%	04/08/13	100,000	99,978,889
Kreditanstalt fur Wiederaufbau(b)	0.20%	04/09/13	25,000	24,994,583
				199,958,806
Total Commercial Paper (Cost $4,002,854,797)				4,002,854,797

Certificates of Deposit–11.54%
Bank of Nova Scotia(b)(d)	0.36%	03/28/14	42,000	42,000,000
Bank of Nova Scotia(b)(d)	0.30%	08/06/13	50,000	50,000,000
Barclays Bank PLC(b)(d)	0.35%	06/17/13	100,000	100,000,000
Landesbank Hessen-Thurin(b)	0.33%	05/08/13	80,000	80,000,000
National Building Society (United Kingdom)(b)	0.28%	03/11/13	75,000	74,994,172
Nordea Bank Finland PLC(b)	0.19%	05/31/13	20,000	20,000,000
Norinchukin Bank (The)(b)	0.17%	03/06/13	60,000	60,000,000
Norinchukin Bank (The)(b)	0.20%	03/08/13	150,000	150,000,000
Rabobank Nederland(b)	0.40%	04/01/13	75,000	75,000,000
Royal Bank of Canada(b)(d)	0.36%	03/04/14	100,000	100,000,000
Svenska Handelsbanken A.B.(b)	0.22%	04/17/13	50,000	50,000,325
Toronto-Dominion Bank(b)	0.23%	08/07/13	50,000	50,000,000
Toronto-Dominion Bank(b)	0.22%	08/13/13	21,000	21,000,000
Total Certificates of Deposit (Cost $872,994,497)				872,994,497

Medium-Term Notes–5.09%
American Honda Finance Corp. Unsec. Notes(b)(c)(d)	0.33%	12/05/13	50,000	50,000,000
Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.41%	02/28/14	100,000	100,001,532
Wells Fargo Bank, N.A.,
Sr. Unsec. Notes(d)	0.34%	03/18/14	60,000	60,000,000
Unsec. Notes(d)	0.36%	03/20/14	100,000	100,000,000
Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.39%	03/07/14	75,000	75,000,000
Total Medium-Term Notes (Cost $385,001,532)				385,001,532

Variable Rate Demand Notes–3.57%(e)
Credit Enhanced–3.57%
Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG)(b)(f)	0.10%	05/15/37	23,000	22,999,999
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	10/01/33	2,600	2,600,000
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.13%	12/01/29	1,500	1,500,000
Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	03/15/23	5,315	5,315,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.13%	07/01/37	8,100	8,100,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.11%	05/15/31	2,000	2,000,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland)(b)(f)	0.18%	09/01/14	6,600	6,600,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland)(b)(f)	0.18%	03/01/21	5,700	5,700,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP-FHLB of Chicago)	0.11%	06/01/40	4,845	4,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	01/01/16	$2,900	$2,900,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.13%	07/01/35	17,600	17,600,000
Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/15/44	10,000	10,000,000
Series 2009 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	08/15/44	12,500	12,500,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	08/15/25	3,430	3,430,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC-BMO Harris N.A.)(f)	0.11%	06/01/29	5,800	5,800,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.10%	02/01/24	3,000	3,000,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	02/01/39	2,700	2,700,000
Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC-PNC Bank, N.A.)(f)	0.14%	05/01/42	14,500	14,500,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	04/01/44	2,200	2,200,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.)(f)	0.09%	07/01/38	8,390	8,390,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/15/38	11,114	11,114,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.13%	12/15/29	4,350	4,350,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	10/01/33	10,940	10,940,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.)(f)	0.11%	05/01/26	4,350	4,350,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC)(b)(f)	0.13%	07/01/38	7,300	7,300,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.13%	09/01/27	3,035	3,035,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.14%	09/01/37	7,510	7,510,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.11%	10/01/31	5,405	5,405,000
Tarrant (County of) Texas Cultural Education Facilities Corp. (Scott & White Memorial Hospital & Scott, Sherwood, & Brindley Foundation); Series 2008-2, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.09%	08/15/46	22,400	22,400,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	08/01/35	4,000	4,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	01/01/27	5,490	5,490,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(f)	0.11%	04/01/43	13,000	13,000,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(f)	0.12%	07/01/27	11,380	11,380,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.11%	07/01/38	10,010	10,010,000
Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	05/01/39	3,795	3,795,000
Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.12%	02/01/39	3,710	3,710,000
Total Variable Rate Demand Notes (Cost $270,468,999)				270,468,999
TOTAL INVESTMENTS (excluding Repurchase Agreements)–73.12% (Cost $5,531,319,825)				5,531,319,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–26.86%(g)
Bank of Montreal, Joint term agreement dated 02/04/13, aggregate maturing value $250,090,625 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,060; 0.63%-4.50%, 08/15/15-03/01/42)(h)	0.15%	05/02/13	$75,027,188	$75,000,000
BNP Paribas Securities Corp., Joint term agreement dated 01/07/13, aggregate maturing value $300,066,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 2.17%-5.00%, 09/01/26-11/01/42)(h)	0.17%	04/08/13	75,016,646	75,000,000
BNP Paribas Securities Corp., Open agreement dated 11/29/12,(collateralized by Corporate obligations & other instruments valued at $52,500,000; 0.57%-7.23%, 04/14/14-02/15/43)(b)(i)	0.26%	—	—	50,000,000
BNP Paribas Securities Corp., Open agreement dated 12/20/12, (collateralized by Corporate obligations & other instruments valued at $105,000,000; 0%-9.25%, 03/15/13-01/14/38)(b)(i)	0.26%	—	—	100,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 02/28/13, maturing value of $145,501,051 (collateralized by Corporate obligations valued at $152,778,313; 0%-10.75%, 04/01/15-06/15/58)(b)	0.26%	03/01/13	145,501,051	145,500,000
Credit Suisse Securities (USA) LLC, Open agreement dated 01/24/13, (collateralized by Asset-backed securities valued at $52,500,571; 0.54%, 09/07/41)(b)(i)	0.41%	—	—	110,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	103,976,268	103,975,748
HSBC Securities (USA) Inc., Joint agreement dated 02/28/13, aggregate maturing value $600,003,167 (collateralized by U.S. Government sponsored agency obligations valued at $612,003,894; 2.50%-6.50%, 04/01/17-03/01/43)	0.19%	03/01/13	200,001,056	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/28/13, aggregate maturing value $350,010,889 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,001; 0%-10.50%, 03/25/19-01/15/43)(h)	0.16%	03/07/13	250,007,778	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., agreement dated 01/16/13, maturing value $100,581,194 (collateralized by Mortgage-backed securities & other instruments valued at $109,558,476; 0%-18.97%, 10/13/19-08/15/56)	0.61%	04/04/13	100,581,194	100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/13, maturing value $122,115,764 (collateralized by Asset-backed securities & other instruments valued at $133,854,739; 0%-18.97%, 10/13/19-08/15/56)(h)	0.56%	04/29/13	122,115,764	122,000,000
RBC Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 3.50%-4.00%, 01/01/42-05/01/42)	0.18%	03/01/13	150,000,750	150,000,000
RBC Capital Markets Corp., Joint term agreement dated 01/11/13, aggregate maturing value $400,093,333 (collateralized by U.S. Government sponsored agency obligations valued at $409,105,293; 2.26%-4.50%, 06/01/36-02/01/43)(h)	0.14%	03/12/13	100,023,333	100,000,000
RBC Capital Markets Corp., Term agreement dated 02/27/13, maturing value $150,006,708(collateralized by Municipal obligations & other instruments valued at $155,282,802; 0%-6.35%, 07/15/13-07/01/57)(b)(h)	0.23%	03/06/13	150,006,708	150,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-4.50%, 03/01/28-02/01/43)(h)	0.18%	03/01/13	100,000,500	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,042; 0.25%-4.25%, 11/15/14-02/15/23)	0.17%	03/01/13	150,000,708	150,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 1.56%-6.50%, 12/01/19-03/01/43)	0.18%	03/01/13	50,000,250	50,000,000
Total Repurchase Agreements (Cost $2,031,475,748)				2,031,475,748
TOTAL INVESTMENTS(j)(k)–99.98% (Cost $7,562,795,573)				7,562,795,573
OTHER ASSETS LESS LIABILITIES–0.02%				1,388,972
NET ASSETS–100.00%				$7,564,184,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Investment Abbreviations:

CEP	— Credit Enhancement Provider
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 12.0%; United Kingdom: 11.3%; Japan: 11.0%; Canada: 7.9%; German: 6.0%; France: 5.1%; other countries less than 5% each: 15.1%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $2,760,327,465, which represented 36.49% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2013

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–61.81%
Federal Farm Credit Bank (FFCB)–11.73%
Bonds(a)	0.18%	03/08/13	$10,000	$9,999,961
Bonds(a)	0.30%	04/11/13	17,000	17,001,929
Bonds(a)	0.30%	05/03/13	15,000	15,002,622
Bonds(a)	0.19%	06/20/13	25,000	24,999,232
Bonds(a)	0.21%	08/06/13	20,000	20,000,838
Bonds(a)	0.18%	08/26/13	10,000	10,000,000
Disc. Notes(b)	0.19%	05/24/13	15,000	14,993,350
Unsec. Notes(a)	0.13%	07/24/13	20,000	20,000,000
Unsec. Notes(a)	0.15%	01/14/14	20,000	19,998,200
				151,996,132

Federal Home Loan Bank (FHLB)–31.63%
Unsec. Bonds(a)	0.14%	04/18/13	20,000	20,000,000
Unsec. Bonds(a)	0.16%	04/25/13	20,000	19,999,703
Unsec. Bonds	0.25%	07/17/13	10,000	9,999,875
Unsec. Disc. Notes(b)	0.00%	03/01/13	7,641	7,641,000
Unsec. Disc. Notes(b)	0.13%	03/01/13	15,000	15,000,000
Unsec. Disc. Notes(b)	0.15%	04/01/13	12,000	11,998,450
Unsec. Disc. Notes(b)	0.16%	04/05/13	30,000	29,996,208
Unsec. Disc. Notes(b)	0.16%	04/12/13	15,000	14,997,287
Unsec. Disc. Notes(b)	0.17%	04/19/13	15,000	14,996,529
Unsec. Disc. Notes(b)	0.16%	05/03/13	15,000	14,995,800
Unsec. Disc. Notes(b)	0.16%	05/08/13	15,000	14,995,467
Unsec. Disc. Notes(b)	0.17%	05/17/13	15,000	14,994,706
Unsec. Global Bonds(a)	0.16%	04/25/13	25,000	25,000,353
Unsec. Global Bonds(a)	0.15%	05/28/13	25,000	24,999,580
Unsec. Global Bonds(a)	0.17%	06/04/13	25,000	24,999,343
Unsec. Global Bonds	0.11%	07/17/13	15,000	14,998,735
Unsec. Global Bonds	0.11%	07/25/13	25,000	24,997,912
Unsec. Global Bonds(a)	0.14%	07/25/13	20,000	20,000,000
Unsec. Global Bonds(a)	0.19%	07/26/13	25,000	24,998,993
Unsec. Global Bonds	0.12%	08/13/13	20,000	19,996,268
Unsec. Global Bonds(a)	0.16%	02/28/14	20,000	19,997,057
Unsec. Global Bonds(a)	0.21%	04/04/14	20,000	19,996,671
				409,599,937

Federal Home Loan Mortgage Corp. (FHLMC)–2.93%
Unsec. Disc. Notes(b)	0.16%	04/24/13	15,000	14,996,400
Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.24%	10/15/45	22,949	22,949,224
				37,945,624

Federal National Mortgage Association (FNMA)–12.04%
Unsec. Disc. Notes(b)	0.15%	03/20/13	12,400	12,399,018
Unsec. Disc. Notes(b)	0.15%	04/03/13	15,000	14,997,938
Unsec. Disc. Notes(b)	0.12%	04/17/13	15,000	14,997,650
Unsec. Disc. Notes(b)	0.17%	04/24/13	15,000	14,996,288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)–(continued)
Unsec. Disc. Notes(b)	0.17%	05/08/13	$15,000	$14,995,183
Unsec. Disc. Notes(b)	0.13%	05/22/13	20,000	19,994,078
Unsec. Disc. Notes(b)	0.16%	05/22/13	15,000	14,994,533
Unsec. Disc. Notes(b)	0.14%	07/02/13	15,000	14,992,825
Unsec. Disc. Notes(b)	0.14%	07/23/13	15,000	14,991,600
Unsec. Global Notes	0.43%	03/07/14	18,500	18,534,347
				155,893,460

Overseas Private Investment Corp. (OPIC)–3.48%
Overseas Private Investment Corp.,
Gtd. VRD Bonds(c)	0.17%	12/15/19	23,000	23,000,000
Gtd. VRD Bonds(c)	0.16%	12/15/30	20,000	20,000,000
Gtd. VRD COP Bonds(c)	0.16%	03/15/19	2,083	2,083,333
				45,083,333
Total U.S. Government Sponsored Agency Securities (Cost $800,518,486)				800,518,486

U.S. Treasury Bills–1.93%
U.S. Treasury Bills(a)(b) (Cost $24,996,695)	0.00%	04/04/13	25,000	24,996,695
TOTAL INVESTMENTS (excluding Repurchase Agreements)–63.74% (Cost $825,515,181)				825,515,181

			Repurchase Amount
Repurchase Agreements–36.25%(d)
Bank of Montreal, Joint term agreement dated 02/25/13, aggregate maturing value $300,060,000 (collateralized by U.S. Treasury obligations valued at $306,000,064; 0.25%-3.13%, 02/28/14-02/15/43)(e)	0.12%	04/26/13	50,010,000	50,000,000
BMO Capital Markets Corp., Joint agreement dated 02/28/13, aggregate maturing value $100,000,472 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,962; 0%-0.3%, 05/16/13-03/26/15)	0.17%	03/01/13	65,000,307	65,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/28/13, aggregate maturing value $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,861; 1.00%-3.00%, 02/25/14-02/15/18)	0.17%	03/01/13	65,000,307	65,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/13 aggregate maturing value $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,217; 0%-7.10%, 03/20/13-04/01/56)	0.18%	03/01/13	65,000,325	65,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value of $450,002,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.38%-7.63%, 01/31/14-04/15/32)	0.18%	03/01/13	19,410,061	19,409,964
Deutsche Bank Securities Inc., Joint term agreement dated 01/07/13, aggregate maturing value $350,141,556 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,353; 0%-6.75%, 03/08/13-06/12/37)(e)	0.16%	04/08/13	75,030,334	75,000,000
RBS Securities Inc., Joint agreement dated 02/28/13, aggregate maturing value $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,003,201; 0%-9.38%, 07/15/13-04/15/30)	0.17%	03/01/13	65,000,307	65,000,000
Societe Generale, Joint agreement dated 02/28/13, aggregate maturing value of $480,002,133 (collateralized by U.S. Treasury obligations valued at $489,600,030; 0.13%-3.88%, 04/15/15-04/15/29)	0.16%	03/01/13	65,000,289	65,000,000
Total Repurchase Agreements (Cost $469,409,964)				469,409,964
TOTAL INVESTMENTS(f)–99.99% (Cost $1,294,925,145)				1,294,925,145
OTHER ASSETS LESS LIABILITIES–0.01%				142,916
NET ASSETS–100.00%				$1,295,068,061

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Investment Abbreviations:

COP	— Certificates of Participation
Ctfs.	— Certificates
Disc.	— Discounted
Gtd.	— Federal National Mortgage Association
MFH	— Multi-Family Housing
Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2013

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.76%
Alabama–4.27%
Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch Banking & Trust Co.)(a)(b)	0.14%	07/01/15	$1,060	$1,060,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(a)(b)(c)	0.11%	04/01/28	7,000	7,000,000
				8,060,000

Colorado–8.41%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP-FHLMC)(a)(d)	0.16%	01/15/14	6,350	6,350,000
Boulder (County of); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	02/01/31	2,260	2,260,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	07/01/34	1,275	1,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB, (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	06/01/30	2,900	2,900,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	04/01/24	1,200	1,200,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	12/01/37	645	645,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(a)(b)	0.10%	12/01/24	1,235	1,235,000
				15,865,000

District of Columbia–1.44%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.)(a)(b)(d)	0.27%	01/01/29	2,707	2,707,000

Florida–4.69%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	10/01/21	1,140	1,140,000
Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	10/01/25	800	800,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC)(a)(d)(e)	0.16%	12/01/32	5,095	5,095,000
Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	11/01/15	1,800	1,800,000
				8,835,000

Georgia–7.15%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)(a)(b)(d)(e)	0.26%	01/01/29	1,700	1,700,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	08/01/21	400	400,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	01/01/20	1,600	1,600,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)(e)	0.18%	08/01/27	1,000	1,000,000
Georgia (State of);
Series 1996 B, Unlimited Tax GO Bonds	5.40%	04/01/13	1,300	1,305,784
Series 1997 C, Unlimited Tax GO Bonds	6.25%	08/01/13	500	512,649
Series 2007 B, Unlimited Tax GO Bonds	5.00%	04/01/13	600	602,443
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.26%	05/01/24	700	700,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(d)(e)	0.51%	12/01/18	600	600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)	0.36%	09/01/19	$800	$800,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	09/01/20	3,400	3,400,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	11/01/27	860	860,000
				13,480,876

Illinois–6.33%
Channahon (Village of) (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.11%	12/01/32	2,615	2,615,000
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris N.A.)(a)(b)(d)(e)	0.18%	03/01/33	2,800	2,800,000
East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.31%	06/01/27	1,000	1,000,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	450	452,239
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.20%	06/01/17	916	916,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	08/15/25	1,305	1,305,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	02/01/21	1,480	1,480,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.)(a)(b)(e)	0.22%	04/01/22	1,375	1,375,000
				11,943,239

Indiana–6.78%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.)(a)(b)(e)	0.26%	12/01/23	685	685,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	08/01/37	4,825	4,825,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris N.A.)(a)(b)(e)	0.22%	03/01/22	1,140	1,140,000
Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP-FHLB of Indianapolis)(a)(e)	0.29%	06/01/30	2,055	2,055,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris N.A.)(a)(b)(e)	0.22%	11/01/18	2,130	2,130,000
Purdue University; Series 2009 X, Student Fee RB	5.00%	07/01/13	300	304,705
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	10/01/19	1,650	1,650,000
				12,789,705

Iowa–0.42%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(e)	0.26%	06/01/28	800	800,000

Louisiana–1.06%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.)(a)(b)(e)	0.24%	12/01/27	2,000	2,000,000

Maryland–1.91%
Harford (County of); Series 2009, Ref. Unlimited Tax GO Bonds	3.00%	06/01/13	350	352,371
Maryland (State of) (State & Local Facilities Loan of 2008); First Series 2008, Unlimited Tax GO Bonds	5.00%	03/01/13	500	500,000
Maryland (State of) (State & Local Facilities Loan of 2009); First Series 2009 A, Unlimited Tax GO Bonds	2.00%	03/01/14	725	737,809
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	500	505,686
Montgomery (County of); Series 2007 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/13	1,500	1,511,935
				3,607,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–1.87%
Boston (City of); Series 2004 A, Ref. Unlimited Tax GO Bonds	5.00%	01/01/14	$1,000	$1,039,569
Massachusetts (State of) Development Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC-TD Bank, N.A.)(a)(b)(e)	0.28%	06/01/18	725	725,000
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(e)	0.31%	05/01/16	980	980,000
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB	4.00%	10/15/13	760	777,873
				3,522,442

Michigan–1.12%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	10/15/38	1,870	1,870,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC-FHLB of Indianapolis)(a)(b)(e)	0.38%	07/01/32	250	250,000
				2,120,000

Minnesota–3.25%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/15	1,800	1,800,000
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	0.10%	10/01/23	625	625,000
St. Paul (City of) Port Authority;
Series 2009-8 R, Ref. VRD District Heating RB (LOC-Deutsche Bank AG)(a)(b)(c)(e)	0.15%	12/01/28	700	700,000
Series 2009-9 BB, VRD District Cooling RB (LOC-Deutsche Bank AG)(a)(b)(c)	0.13%	03/01/29	3,000	3,000,000
				6,125,000

Missouri–3.52%
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.)(a)(b)	0.14%	07/01/24	1,310	1,310,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(a)(b)	0.17%	08/01/38	2,995	2,995,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(a)(b)	0.22%	12/01/19	2,330	2,330,000
				6,635,000

Nebraska–3.18%
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	0.13%	08/15/32	5,000	5,000,000
Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.13%	06/01/31	1,000	1,000,000
				6,000,000

Nevada–0.48%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-FHLMC)(a)(e)	0.14%	10/01/37	900	900,000

New York–0.81%
New York (City of); Series 2004 G, Unlimited Tax GO Bonds	5.00%	08/01/13	1,500	1,530,041

North Carolina–5.29%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)	0.26%	07/01/21	450	450,000
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	11/01/23	2,830	2,830,000
Forsyth (County of); Series 2010 E, Ref. Unlimited Tax GO Bonds	3.00%	07/01/13	1,000	1,009,388
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	06/01/18	1,200	1,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	10/01/17	$1,095	$1,095,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.13%	09/01/27	1,145	1,145,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.)(a)(b)(e)	0.19%	08/01/20	2,250	2,250,000
				9,979,388

North Dakota–1.41%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.)(a)(b)	0.25%	12/01/14	2,655	2,655,000

Ohio–2.58%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(a)(b)	0.12%	11/01/40	2,190	2,190,000
Central Ohio Solid Waste Authority; Series 2012, Ref. & Improvement Solid Waste Facilities Limited Tax GO Bonds	3.00%	12/01/13	485	495,153
Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC-PNC Bank, N.A.)(a)(b)	0.45%	11/15/19	135	135,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis)(a)(b)(d)(e)	0.19%	01/01/34	450	450,000
Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	0.13%	08/02/38	1,600	1,600,000
				4,870,153

Oregon–0.98%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(e)	0.15%	07/01/27	1,850	1,850,000

Pennsylvania–2.80%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC-PNC Bank, N.A.)(a)(b)	0.18%	06/01/19	300	300,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.)(a)(b)	0.12%	11/01/26	195	195,000
Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.)(a)(b)	0.13%	11/01/14	110	110,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.18%	12/01/25	500	500,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(e)	0.23%	04/01/17	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.18%	08/01/26	200	200,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.18%	12/01/26	475	475,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(e)	0.23%	12/01/26	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(e)	0.17%	12/01/29	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.18%	08/01/26	300	300,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.18%	11/01/18	600	600,000
Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC-PNC Bank, N.A.)(a)(b)	0.23%	12/01/14	700	700,000
				5,280,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–2.70%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)	0.26%	07/01/17	$1,800	$1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)	0.27%	09/01/18	3,300	3,300,000
				5,100,000

Tennessee–2.12%
Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)	0.26%	06/01/25	1,000	1,000,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	3,000	3,000,000
				4,000,000

Texas–8.83%
Houston (City of); Series 2006 G-2, GO Commercial Paper Notes	0.14%	04/12/13	3,000	3,000,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA)(a)	0.13%	02/15/28	2,900	2,900,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA)(a)(d)(e)	0.18%	09/15/36	4,675	4,675,000
Texas (State of); Series 2012, TRAN	2.50%	08/30/13	5,000	5,057,364
University of Texas System Board of Regents;
Series 2004 A, Ref. Permanent University Fund RB	5.00%	07/01/13	500	507,963
Series 2006 B, Ref. Financing Systems RB	5.00%	08/15/13	500	510,959
				16,651,286

Utah–0.52%
Salt Lake (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	06/15/13	500	507,036
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.)(a)(b)	0.21%	08/01/28	470	470,000
				977,036

Virginia–2.52%
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	10/01/30	2,800	2,800,000
Virginia (State of); Series 2009 B, Unlimited Tax GO Bonds	5.00%	06/01/13	1,930	1,953,349
				4,753,349

Washington–4.62%
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(e)	0.15%	11/01/23	700	700,000
Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(d)(e)	0.26%	07/01/21	535	535,000
Seattle (City of);
Series 2006, Ref. & Improvement Limited Tax GO Bonds	5.00%	03/01/13	550	550,000
Series 2009, Ref. & Improvement Limited Tax GO Bonds	5.00%	05/01/13	1,000	1,007,944
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.10%	11/01/25	5,000	5,000,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.21%	11/01/32	755	755,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC-U.S. Bank, N.A.)(a)(b)(e)	0.15%	12/01/15	160	160,000
				8,707,944

West Virginia–0.11%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC-PNC Bank, N.A.)(a)(b)(d)	0.18%	07/01/14	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–6.59%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)	0.20%	09/01/19	$4,500	$4,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	06/01/37	6,600	6,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.21%	06/01/25	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	07/01/35	1,225	1,225,000
				12,425,000
TOTAL INVESTMENTS(f)(g)–97.76% (Cost $184,370,260)				184,370,260
OTHER ASSETS LESS LIABILITIES–2.24%				4,188,979
NET ASSETS–100.00%				$188,559,239

Investment Abbreviations:

CEP	— Credit Enhancement Provider
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing

PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
TRAN	— Tax and Revenue Anticipation Notes
VRD	— Variable Rate Demand
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 6.2%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $31,928,000, which represented 16.93% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Wells Fargo Bank, N.A.	22.1%
U.S. Bank, N.A.	9.8
JPMorgan Chase Bank, N.A.	9.1
Bank of America, N.A.	8.3
Federal Home Loan Mortgage Corp.	6.7
PNC Bank, N.A.	5.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value and cost	$5,531,319,825	$825,515,181	$184,370,260
Repurchase agreements, at value and cost	2,031,475,748	469,409,964	—
Total investments, at value and cost	7,562,795,573	1,294,925,145	184,370,260
Cash	371,463	24,072	3,912,040
Receivable for:
Investments sold	530,000	—	240,000
Fund shares sold	413,946	5,007	1,829
Interest	877,519	129,934	286,318
Fund expenses absorbed	—	7,261	1,691
Investment for trustee deferred compensation and retirement plans	—	3,541	—
Other assets	42	8	—
Total assets	7,564,988,543	1,295,094,968	188,812,138

Liabilities:
Payable for:
Fund shares reacquired	378,372	3,715	250,000
Dividends	423,342	19,251	2,899
Accrued fees to affiliates	2,284	—	—
Trustee deferred compensation and retirement plans	—	3,941	—
Total liabilities	803,998	26,907	252,899
Net assets applicable to shares outstanding	$7,564,184,545	$1,295,068,061	$188,559,239

Net assets consist of:
Shares of beneficial interest	$7,564,158,224	$1,294,970,727	$188,558,798
Undistributed net investment income	116,890	92,252	30,822
Undistributed net realized gain (loss)	(90,569)	5,082	(30,381)
	$7,564,184,545	$1,295,068,061	$188,559,239

Net Assets:
Investor Class	$62,766,742	$21,702,326	$10,190,333
Institutional Class	$7,501,417,803	$1,273,365,735	$178,368,906

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	62,766,557	21,701,184	10,190,333
Institutional Class	7,501,394,202	1,273,297,944	178,368,909
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$11,038,825	$1,308,005	$242,106

Expenses:
Advisory fees	9,406,655	1,952,710	267,460
Less: Fees waived	(2,633,951)	(801,320)	(77,753)
Net expenses	6,772,704	1,151,390	189,707
Net investment income	4,266,121	156,615	52,399
Net realized gain from Investment securities	33,024	4,057	—
Net increase in net assets resulting from operations	$4,299,145	$160,672	$52,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes In Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012	February 28, 2013	August 31, 2012
Operations:
Net investment income	$4,266,121	$7,262,634	$156,615	$324,648	52,399	$73,871
Net realized gain (loss)	33,024	(108,579)	4,057	1,025	—	184
Net increase in net assets resulting from operations	4,299,145	7,154,055	160,672	325,673	52,399	74,055

Distributions to shareholders from net investment income:
Investor Class	(36,130)	(77,953)	(2,051)	(4,356)	(1,097)	(2,773)
Institutional Class	(4,229,991)	(7,184,681)	(154,564)	(320,292)	(20,924)	(71,098)
Total distributions from net investment income	(4,266,121)	(7,262,634)	(156,615)	(324,648)	(22,021)	(73,871)

Share transactions-net:
Investor Class	(4,141,902)	(9,684,023)	(1,031,672)	(2,862,540)	(836,271)	(493,351)
Institutional Class	(164,502,063)	2,836,138,381	(236,113,806)	186,027,711	(41,470,905)	(109,303,524)
Net increase (decrease) in net assets resulting from share transactions	(168,643,965)	2,826,454,358	(237,145,478)	183,165,171	(42,307,176)	(109,796,875)
Net increase (decrease) in net assets	(168,610,941)	2,826,345,779	(237,141,421)	183,166,196	(42,276,798)	(109,796,691)

Net assets:
Beginning of year	7,732,795,486	4,906,449,707	1,532,209,482	1,349,043,286	230,836,037	340,632,728
End of year*	$7,564,184,545	$7,732,795,486	$1,295,068,061	$1,532,209,482	188,559,239	$230,836,037
* Includes accumulated undistributed net investment income	$116,890	$116,890	$92,252	$92,252	30,822	$444

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

For the six months ended February 28, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$2,633,951
Premier U.S. Government Money Portfolio	546,776
Premier Tax-Exempt Portfolio	—

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2013 are shown below:

	Investor Class	Institutional Class
Premier Portfolio	$—	$—
Premier U.S. Government Money Portfolio	3,629	250,915
Premier Tax-Exempt Portfolio	3,893	73,860

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in these Funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

transaction is effected at the current market price. For the six months ended February 28, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$122,460,067	$126,294,368	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	60,912,057	77,480,675	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term		Long-Term
Fund	08/31/19	Not Subject to Expiration	Not Subject to Expiration	Total*
Premier Portfolio	$—	$123,593	$—	$123,593
Premier U.S. Government Money Portfolio	—	—	—	—
Premier Tax-Exempt Portfolio	27,089	3,292	—	30,381

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Porfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Investor Class	14,154,745	$14,154,745	19,197,358	$19,197,358
Institutional Class	13,152,813,000	13,152,813,000	24,103,579,400	24,103,579,400

Issued as reinvestment of dividends:
Investor Class	35,645	35,645	76,699	76,699
Institutional Class	517,969	517,969	793,030	793,030

Reacquired:
Investor Class	(18,332,292)	(18,332,292)	(28,958,080)	(28,958,080)
Institutional Class	(13,317,833,032)	(13,317,833,032)	(21,268,234,049)	(21,268,234,049)
Net increase (decrease) in share activity	(168,643,965)	$(168,643,965)	2,826,454,358	$2,826,454,358

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 64% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Investor Class	2,719,522	$2,719,522	$5,566,982	$5,566,982
Institutional Class	4,469,042,200	4,469,042,200	9,141,271,830	9,141,271,830

Issued as reinvestment of dividends:
Investor Class	2,050	2,050	4,314	4,314
Institutional Class	100,951	100,951	197,429	197,429

Reacquired:
Investor Class	(3,753,244)	(3,753,244)	$(8,433,836)	$(8,433,836)
Institutional Class	(4,705,256,957)	(4,705,256,957)	(8,955,441,548)	(8,955,441,548)
Net increase (decrease) in share activity	(237,145,478)	$(237,145,478)	183,165,171	$183,165,171

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Investor Class	828,562	$828,562	1,859,550	$1,859,550
Institutional Class	76,878,430	76,878,430	294,258,908	294,258,908

Issued as reinvestment of dividends:
Investor Class	1,085	1,085	2,773	2,773
Institutional Class	10,121	10,121	33,256	33,256

Reacquired:
Investor Class	(1,665,918)	(1,665,918)	(2,355,674)	(2,355,674)
Institutional Class	(118,359,456)	(118,359,456)	(403,595,688)	(403,595,688)
Net increase (decrease) in share activity	(42,307,176)	$(42,307,176)	(109,796,875)	$(109,796,875)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(a)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Premier Portfolio
Six months ended 02/28/13	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$1.00	0.06%	$7,501,418	0.18	%(c)	0.25	%(c)	0.11	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.11	7,665,881	0.18		0.25		0.11
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.08	4,829,849	0.20		0.25		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.10	3,844,870	0.22		0.25		0.11
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.21	3,973,928	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	4,520,142	0.17		0.25		3.62
Premier U.S. Government Money Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.01	1,273,366	0.15	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	1,509,474	0.11		0.25		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	1,323,445	0.16		0.25		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.05	1,186,446	0.21		0.25		0.05
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.83	1,605,671	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	450,419	0.17		0.25		2.60
Premier Tax-Exempt Portfolio
Six months ended 02/28/13	1.00	0.00	(b)	(0.00)	0.00	(0.00)	1.00	0.02	178,369	0.18	(c)	0.25	(c)	0.05	(c)
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	219,811	0.22		0.25		0.02
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.08	329,114	0.24		0.25		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.15	568,666	0.25		0.25		0.15
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.13	347,020	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	262,081	0.25		0.25		2.48

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $7,523,291, $1,552,706 and $204,948 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (02/28/13)	Expenses Paid During Period[2,4]
Premier Portfolio	$1,000.00	$1,000.60	$0.89	$1,023.90	$0.90	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,000.00	0.74	1,024.05	0.75	0.15
Premier Tax-Exempt Portfolio	1,000.00	1,000.20	1.04	1,023.75	1.05	0.21

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2012, through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. The annualized expense ratio for Premier Tax-Exempt Portfolio has been restated to reflect estimated ongoing expenses. The annualized expense ratio prior to restatement was 0.18%.
[3]	The actual expenses paid during the period prior to restatement were $0.89 for Premier Tax-Exempt Portfolio.
[4]	The hypothetical expenses paid during the period prior to restatement were $0.90 for Premier Tax-Exempt Portfolio.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its period ended February 28, 2013:

Federal and State Income Tax
Qualified Interest Income *	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the period ended February 28, 2013.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 CM-I-TST-SAR-2 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of February 12, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: May 9, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: May 9, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: May 9, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.